3. Accounts Receivable, net - Accounts Receivable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Gross accounts receivable	$ 154,222	$ 56,704	$ 66,980
Less: allowance for doubtful accounts	(2,486)	(8,419)	(9,338)
Accounts receivable, net	$ 151,736	$ 48,285	$ 57,642